Related party transactions and balances - Transactions with the major related parties (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	May 31, 2020	Dec. 31, 2020
Related party transactions and balances
Payment of deposit for capital lease to a related party			¥ 8,600
Proceeds of borrowing from related parties			50,000
Interest expense			1,032
People Better
Related party transactions and balances
Payment of deposit for capital lease to a related party			8,600
Proceeds of borrowing from related parties			¥ 50,000
Capital lease agreement of cabinets | People Better
Related party transactions and balances
Related party transaction agreement term		1 year
Related party transaction selling price		¥ 50,000
Payment of rent		51,613
Payment of deposit for capital lease to a related party	¥ 8,600	8,600
Proceeds of borrowing from related parties		¥ 50,000
Rate of return implicit in lease		6.00%
Interest expense	¥ 1,032